Note 1 - Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Office Equipment [Member]
Property, Plant, and Equipment Gross	$ 164,319	$ 153,553	$ 123,708
Leasehold Improvements [Member]
Property, Plant, and Equipment Gross	25,635	23,874	23,874
Manufacturing Tooling [Member]
Property, Plant, and Equipment Gross	101,104	97,288	97,288
Demo Equipment [Member]
Property, Plant, and Equipment Gross	17,702	8,962	30,576
Property, Plant, and Equipment Gross	308,760	283,677	275,446
Less: Accumulated Depreciation	197,850	144,079	78,967
Total Fixed Assets, Net	$ 110,910	$ 139,598	$ 196,479